RESTRICTED INVESTMENTS AND BOND COLLATERAL - Components of Restricted Investments and Bond Collateral (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	$ 540,383	$ 75,233	$ 87,209
Less current portion	(16,900)	(5,998)	0
Total restricted investments and bond collateral, less current portion	523,483	69,235	87,209
Debt Reserve Account [Member] | Coal [Member]
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	13,068	13,067	13,062
Reclamation Bond Collateral [Member] | Coal [Member] | Kemmerer Mine
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	24,944	24,966	24,702
Reclamation Bond Collateral [Member] | Coal [Member] | Absaloka Mine
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	11,670	11,653	14,507
Reclamation Bond Collateral [Member] | Coal [Member] | Rosebud Mine
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	3,145	3,145	12,495
Reclamation Bond Collateral [Member] | Coal [Member] | Beulah Mine
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	1,270	1,270	1,270
Letter of Credit Account [Member] | Power [Member]
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	0	5,998	5,990
Postretirement Medical Benefit Bonds [Member] | Corporate [Member]
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	8,481	8,467	8,593
Workers' Compensation Bonds [Member] | Corporate [Member]
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	6,686	6,667	6,590
Proceeds From New Notes Held In Escrow [Member] | Corporate [Member]
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	454,219	0
Other Amounts Held in Escrow [Member] | Corporate [Member]
Restricted Investments and Bond Collateral [Line Items]
Total restricted investments and bond collateral	$ 16,900	$ 0